UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           21 Milk Street - 3rd Floor
                   Boston, MA 02109-5408
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         August 12, 2004
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        105
Form 13F Information Table Value Total:        $196,617


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      244     2708 SH       SOLE                     2708
ALLTEL Corporation             COM              020039103      764    15100 SH       SOLE                    15100
Abbott Laboratories            COM              002824100     1428    35041 SH       SOLE                    35041
American Express Company       COM              025816109     4611    89746 SH       SOLE                    89746
American International Group,  COM              026874107     7668   107576 SH       SOLE                   107576
Amgen Inc.                     COM              031162100      584    10700 SH       SOLE                    10700
Anheuser-Busch Cos.            COM              035229103      302     5600 SH       SOLE                     5600
Apache Corporation             COM              037411105     1807    41501 SH       SOLE                    41501
Archstone Smith Trust SBI      COM              039583109      419    14300 SH       SOLE                    14300
Automatic Data Processing, Inc COM              053015103      236     5644 SH       SOLE                     5644
BHP Billiton Ltd. ADR          COM              088606108      689    39300 SH       SOLE                    39300
BP plc ADR                     COM              055622104     4255    79432 SH       SOLE                    79432
Bank One Corp.                 COM              06423A103      723    14174 SH       SOLE                    14174
Bank of America Corp.          COM              060505104     1325    15657 SH       SOLE                    15657
Bank of New York               COM              064057102      510    17300 SH       SOLE                    17300
Banknorth Group, Inc.          COM              06646R107      983    30278 SH       SOLE                    30278
Bellsouth Corp.                COM              079860102      242     9244 SH       SOLE                     9244
Berkshire Hathaway, Inc. Cl. A COM              084670108    11386      128 SH       SOLE                      128
Berkshire Hathaway, Inc. Cl. B COM              084670207    10925     3697 SH       SOLE                     3697
Bristol-Myers Squibb Co.       COM              110122108      933    38064 SH       SOLE                    38064
Buckeye Partners, L.P.         COM              118230101     1930    47600 SH       SOLE                    47600
Cardinal Health, Inc.          COM              14149Y108     2854    40740 SH       SOLE                    40740
Catellus Development Corp.     COM              149113102     1754    71153 SH       SOLE                    71153
Cedar Fair Limited Partnership COM              150185106     6739   213584 SH       SOLE                   213584
Certegy Inc.                   COM              156880106      806    20778 SH       SOLE                    20778
ChevronTexaco Corp.            COM              166764100     1243    13212 SH       SOLE                    13212
ChoicePoint Inc.               COM              170388102      424     9285 SH       SOLE                     9285
Citigroup Inc.                 COM              172967101     3797    81662 SH       SOLE                    81662
Citizens Communications Compan COM              17453B101      154    12700 SH       SOLE                    12700
Coca-Cola Company              COM              191216100     2092    41435 SH       SOLE                    41435
Colgate Palmolive Co.          COM              194162103      615    10520 SH       SOLE                    10520
Commerce Bancorp               COM              200519106     2610    47450 SH       SOLE                    47450
ConocoPhillips                 COM              20825C104     3908    51228 SH       SOLE                    51228
Devon Energy Corporation       COM              25179M103     1604    24300 SH       SOLE                    24300
Dover Corporation              COM              260003108     7822   185790 SH       SOLE                   185790
Du Pont De Nemours & Co.       COM              263534109      204     4600 SH       SOLE                     4600
Eli Lilly & Company            COM              532457108      701    10030 SH       SOLE                    10030
Emerson Electric Co.           COM              291011104     1473    23182 SH       SOLE                    23182
Equifax, Inc.                  COM              294429105     1627    65749 SH       SOLE                    65749
Ethan Allen Interiors, Inc.    COM              297602104     3448    96025 SH       SOLE                    96025
Exxon Mobil Corporation        COM              30231G102     2497    56226 SH       SOLE                    56226
First Data Corp.               COM              319963104     1909    42884 SH       SOLE                    42884
Gannett Co., Inc.              COM              364730101     4504    53085 SH       SOLE                    53085
General Electric Co.           COM              369604103     5436   167783 SH       SOLE                   167783
Genuine Parts Company          COM              372460105      337     8500 SH       SOLE                     8500
Genzyme Corp.                  COM              372917104     1349    28500 SH       SOLE                    28500
Gillette Company               COM              375766102     3455    81488 SH       SOLE                    81488
GlaxoSmithKline plc            COM              37733W105      328     7904 SH       SOLE                     7904
Healthcare Select Sector SPDR  COM              81369Y209     1434    46925 SH       SOLE                    46925
Home Depot, Inc.               COM              437076102      683    19393 SH       SOLE                    19393
IBM Corporation                COM              459200101     1181    13400 SH       SOLE                    13400
Illinois Tool Works Inc.       COM              452308109      377     3928 SH       SOLE                     3928
Inco Ltd.                      COM              453258402      702    20300 SH       SOLE                    20300
Intel Corporation              COM              458140100      276    10000 SH       SOLE                    10000
Intuitive Surgical, Inc.       COM              46120E107      939    49425 SH       SOLE                    49425
J.P. Morgan Chase & Co.        COM              46625H100      212     5476 SH       SOLE                     5476
Johnson & Johnson              COM              478160104     6116   109807 SH       SOLE                   109807
Jones Apparel Group, Inc.      COM              480074103      237     6000 SH       SOLE                     6000
Kinder Morgan Energy Partners, COM              494550106     2979    73210 SH       SOLE                    73210
Laboratory Corp. of America    COM              50540r409     1965    49500 SH       SOLE                    49500
Leucadia National Corp.        COM              527288104      850    17100 SH       SOLE                    17100
M & T Bank Corp.               COM              55261F104     1392    15950 SH       SOLE                    15950
MSCI EAFE Index Fund           COM              464287465      515     3600 SH       SOLE                     3600
Manpower Inc.                  COM              56418H100      604    11900 SH       SOLE                    11900
McCormick & Co., Inc. Non-Voti COM              579780206      272     8000 SH       SOLE                     8000
McGraw Hill Companies          COM              580645109      459     6000 SH       SOLE                     6000
Medtronic Inc.                 COM              585055106     1340    27500 SH       SOLE                    27500
Merck & Co.                    COM              589331107     2031    42755 SH       SOLE                    42755
Microsoft Corporation          COM              594918104     2128    74508 SH       SOLE                    74508
Mohawk Industries Inc.         COM              608190104     3474    47375 SH       SOLE                    47375
Morgan Stanley Dean Witter & C COM              617446448      317     6000 SH       SOLE                     6000
Newmont Mining Corp.           COM              651639106     2051    52925 SH       SOLE                    52925
Pepsico, Inc.                  COM              713448108     1058    19640 SH       SOLE                    19640
Pfizer Inc.                    COM              717081103     3440   100361 SH       SOLE                   100361
Pitney Bowes, Inc.             COM              724479100      438     9892 SH       SOLE                     9892
Procter & Gamble Company       COM              742718109     1932    35494 SH       SOLE                    35494
Progressive Corporation        COM              743315103     1163    13633 SH       SOLE                    13633
Prologis SBI                   COM              743410102      743    22556 SH       SOLE                    22556
Rayonier, Inc.                 COM              754907103     6314   142050 SH       SOLE                   142050
Regis Corp.                    COM              758932107     2756    61800 SH       SOLE                    61800
Royal Dutch Petroleum          COM              780257804      677    13104 SH       SOLE                    13104
S&P Depository Receipts        COM              78462F103     3360    29335 SH       SOLE                    29335
SBC Communications, Inc.       COM              78387G103      335    13815 SH       SOLE                    13815
Sara Lee Corp.                 COM              803111103      289    12567 SH       SOLE                    12567
Schlumberger Ltd.              COM              806857108     4077    64194 SH       SOLE                    64194
Service Corp. International    COM              817565104      509    69000 SH       SOLE                    69000
ServiceMaster Company          COM              81760N109     2202   178701 SH       SOLE                   178701
SunGard Data Systems, Inc.     COM              867363103     1035    39800 SH       SOLE                    39800
Sysco Corp.                    COM              871829107      311     8672 SH       SOLE                     8672
TJX Companies, Inc.            COM              872540109     1173    48600 SH       SOLE                    48600
Target Corp.                   COM              87612E106      263     6200 SH       SOLE                     6200
Technology Select Sector SPDR  COM              81369Y803      780    37700 SH       SOLE                    37700
Telefonos de Mexico            COM              879403780      304     9132 SH       SOLE                     9132
Tenet Healthcare Corp.         COM              88033G100      207    15450 SH       SOLE                    15450
Tribune Co.                    COM              896047107      402     8820 SH       SOLE                     8820
Tyco Int'l. Ltd.               COM              902124106      264     7979 SH       SOLE                     7979
Verizon Communications         COM              92343V104      416    11503 SH       SOLE                    11503
Vodafone Group PLC             COM              92857W100     1040    47070 SH       SOLE                    47070
Vodafone Group PLC Ord USD0.10 COM              G9387S105      702   320136 SH       SOLE                   320136
Wal-Mart Stores, Inc.          COM              931142103     1819    34470 SH       SOLE                    34470
Washington Mutual Inc.         COM              939322103     2715    70275 SH       SOLE                    70275
Washington Post ""B""          COM              939640108      279      300 SH       SOLE                      300
Wells Fargo & Company          COM              949746101     5571    97344 SH       SOLE                    97344
Wyeth                          COM              983024100      741    20504 SH       SOLE                    20504
Zimmer Holdings, Inc.          COM              98956P102     1111    12596 SH       SOLE                    12596